SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended
	Apr. 30, 2023	Apr. 30, 2023
Initial Public Offering
Number of warrants outstanding, beginning		400,000
Weighted average, exercise price, beginning		$ 1.50
Weighted average remaining life in years	1 year 10 months 24 days	3 years 1 month 6 days
Intrinsic value, beginning
Number of warrants issued		3,019,451
Weighted average, exercise price, issued		$ 0.97
Weighted average remaining life in years, issued	3 years 3 months 18 days
Number of warrants exercised
Weighted average, exercise price, exercised
Number of warrants cancelled
Weighted average, exercise price, cancelled
Number of warrants expired
Weighted average, exercise price, expired
Number of warrants outstanding, ending	3,419,451	3,419,451
Weighted average, exercise price, ending	$ 1.03	$ 1.03
Intrinsic value, ending
Warrants outstanding, exercisable	3,419,451	3,419,451
Weighted average, exercise price, exercisable	$ 1.03	$ 1.03
Weighted average remaining life in years, exercisable		3 years 1 month 6 days
Intrinsic value, exercisable ending